Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		¥ 1,299,965	¥ 1,303,365	¥ 1,246,098
Other revenues	[1]	38,959	19,355	5,904
Total sales of goods and real estate and services income		2,814,361	2,663,659	2,508,043
Sales of goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		266,390	299,901	340,697
Real estate sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		107,524	92,668	94,700
Asset management and servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		244,508	239,232	244,887
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		88,325	82,428	76,772
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		76,087	56,231	32,163
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		158,075	209,649	156,327
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		99,843	98,593	100,304
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		152,022	120,379	92,999
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		107,191	104,284	107,249
Sales of goods, Real estate and Services [Member]
Revenue From Contract With Customers [Line Items]
Total sales of goods and real estate and services income		¥ 1,338,924	¥ 1,322,720	¥ 1,252,002

[1]	Other revenues are not in the scope of revenue from contracts with customers.